PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya MI Dynamic SMID Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 2.8%
23,429
(1)
CarGurus, Inc.
$ 835,478
0.6
62,831
(1)
Lumen Technologies,
Inc.
392,694
0.3
12,361  New York Times Co.
- Class A
831,525
0.6
29,423
(1)
Pinterest, Inc. - Class A
638,773
0.4
48,169
(1)
PubMatic, Inc. - Class
A
801,050
0.6
34,146
(1)
Trade Desk, Inc.
- Class A
468,483
0.3
3,968,003
2.8
Consumer Discretionary : 8.1%
80,739  Camping World
Holdings, Inc. - Class A
521,574
0.4
17,962
(1)
CarMax, Inc.
1,101,610
0.8
58,543  Ermenegildo Zegna
NV
795,014
0.6
8,980
(1)
Etsy, Inc.
730,343
0.5
44,747
Gap, Inc.
998,306
0.7
41,366
Gentex Corp.
925,358
0.7
20,362
H&R Block, Inc.
1,051,697
0.7
32,245
Kohl's Corp.
574,606
0.4
38,540
Macy's, Inc.
846,338
0.6
43,220
(1)
Norwegian Cruise Line
Holdings Ltd.
697,571
0.5
39,851
(1)
Rivian Automotive, Inc.
- Class A
640,007
0.4
39,955
(1)
Sonos, Inc.
623,298
0.4
53,247  Super Group SGHC
Ltd.
720,964
0.5
17,870
Travel + Leisure Co.
1,228,741
0.9
11,455,427
8.1
Consumer Staples : 2.1%
5,729  Coca-Cola
Consolidated, Inc.
1,120,421
0.8
51,003
Conagra Brands, Inc.
817,068
0.6
36,562
JBS NV - Class A
491,393
0.3
14,096  Molson Coors
Beverage Co. - Class
B
560,457
0.4
2,989,339
2.1
Energy : 4.1%
32,539
(1)
Antero Resources
Corp.
1,252,101
0.9
34,073
DHT Holdings, Inc.
667,831
0.5
104,366
NOV, Inc.
2,221,952
1.6
94,935
(1)
Talos Energy, Inc.
1,638,578
1.1
5,780,462
4.1
Financials : 17.0%
11,083  Axis Capital Holdings
Ltd.
1,094,778
0.8
67,447
Banc of California, Inc.
1,255,863
0.9
89,102  BGC Group, Inc.
- Class A
1,070,115
0.8
99,187
F.N.B. Corp.
1,808,179
1.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,730  First American
Financial Corp.
$ 941,002
0.7
34,883
First Hawaiian, Inc.
893,354
0.6
57,189
First Horizon Corp.
1,390,836
1.0
6,164
Globe Life, Inc.
1,064,338
0.8
13,394  Hancock Whitney
Corp.
997,719
0.7
4,672  Hanover Insurance
Group, Inc.
1,056,386
0.7
32,367  MGIC Investment
Corp.
992,049
0.7
36,985  Old Republic
International Corp.
1,543,384
1.1
118,597
P10, Inc. - Class A
1,019,934
0.7
9,379
Popular, Inc.
1,577,454
1.1
91,096
Rithm Capital Corp.
913,693
0.6
67,652
(1)(2)
SoFi Technologies, Inc.
1,209,618
0.9
49,955  Starwood Property
Trust, Inc.
784,293
0.6
76,140  Valley National
Bancorp
1,038,550
0.7
53,470
(2)
WisdomTree, Inc.
1,286,488
0.9
49,758
XP, Inc. - Class A
907,088
0.6
15,890
Zions Bancorp NA
1,059,704
0.8
23,904,825
17.0
Health Care : 14.1%
17,318
(1)
10X Genomics, Inc.
- Class A
1,081,509
0.8
28,378
(1)
Alignment Healthcare,
Inc.
380,265
0.3
40,895
(1)
Amylyx
Pharmaceuticals, Inc.
1,380,206
1.0
9,021
(1)
AnaptysBio, Inc.
514,468
0.4
91,905
(1)
BioCryst
Pharmaceuticals, Inc.
891,479
0.6
18,692
(1)
CRISPR Therapeutics
AG
1,065,070
0.7
14,507
(1)
Cytokinetics, Inc.
1,028,691
0.7
4,218
(1)
Guardant Health, Inc.
670,746
0.5
9,879
(1)
HealthEquity, Inc.
953,719
0.7
13,850
(1)
LivaNova PLC
1,105,369
0.8
145,640
(1)
MannKind Corp.
584,016
0.4
2,739
(1)
Molina Healthcare, Inc.
544,431
0.4
26,370
(1)
Option Care Health,
Inc.
618,376
0.4
194,080
(1)(2)
Organogenesis
Holdings, Inc.
333,818
0.2
3,639
(1)
Palvella Therapeutics,
Inc.
555,275
0.4
26,106
QIAGEN N.V.
1,130,129
0.8
299,364
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
1,017,838
0.7
38,024
(1)
Relay Therapeutics,
Inc.
698,881
0.5
8,814
(1)
Spyre Therapeutics,
Inc.
787,355
0.5
13,036
(1)(2)
Tempus AI, Inc. - Class
A
821,920
0.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,925
(1)
Tenet Healthcare Corp.
$ 1,043,697
0.7
14,112
(1)
Travere Therapeutics,
Inc.
935,343
0.7
35,780
(1)(2)
Waystar Holding Corp.
936,720
0.7
98,111
(1)
Xeris Biopharma
Holdings, Inc.
828,057
0.6
19,907,378
14.1
Industrials : 19.1%
13,404
A.O. Smith Corp.
792,579
0.6
2,817
Acuity Brands, Inc.
934,652
0.7
5,219
Allegion PLC
810,250
0.6
8,055  Allison Transmission
Holdings, Inc.
1,012,594
0.7
5,219  Applied Industrial
Technologies, Inc.
1,690,852
1.2
6,230  BWX Technologies,
Inc.
948,767
0.7
22,894
(1)
Core & Main, Inc.
- Class A
983,526
0.7
7,580
(1)
Everus Construction
Group, Inc.
872,685
0.6
14,823
Flowserve Corp.
1,172,351
0.8
50,809
(1)
Gates Industrial Corp.
Ltd.
1,299,694
0.9
12,028
Hexcel Corp.
1,114,635
0.8
7,621
ITT, Inc.
1,526,410
1.1
155,124
(1)
JetBlue Airways Corp.
713,570
0.5
13,908
(1)
Kratos Defense &
Security Solutions, Inc.
709,030
0.5
108,877
(1)
Legalzoom.com, Inc.
678,304
0.5
37,872
(1)
Lyft, Inc. - Class A
640,037
0.5
36,025  Mueller Water
Products, Inc. - Class A
869,643
0.6
6,337
(1)
Nextracker, Inc. - Class
A
519,824
0.4
2,870
Nordson Corp.
923,336
0.7
7,506
Owens Corning
1,036,954
0.7
10,973
(1)
Paylocity Holding
Corp.
1,758,094
1.2
11,346
Pentair PLC
685,979
0.5
1,729
(1)
Sterling Infrastructure,
Inc.
812,751
0.6
107,815
(1)
Titan International, Inc.
775,190
0.5
3,424
(2)
Watsco, Inc.
1,060,824
0.7
4,405  Watts Water
Technologies, Inc.
- Class A
1,611,129
1.1
19,389  Zurn Elkay Water
Solutions Corp.
926,794
0.7
26,880,454
19.1
Information Technology : 14.9%
80,927
(1)
Amplitude, Inc. - Class
A
1,141,071
0.8
91,080
(1)
AvePoint, Inc.
1,267,834
0.9
32,100  Bentley Systems, Inc.
- Class B
1,179,675
0.8
22,450
(1)
Cipher Mining, Inc.
347,975
0.2
23,604
(1)
Core Scientific, Inc.
384,745
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,800
(1)
DigitalOcean Holdings,
Inc.
$ 531,312
0.4
24,657
(1)
Dropbox, Inc. - Class A
867,680
0.6
29,296
(1)
Dynatrace, Inc.
1,599,269
1.1
26,395
(1)
Extreme Networks, Inc.
593,624
0.4
6,831
(1)
FormFactor, Inc.
687,267
0.5
31,490
(1)
Knowles Corp.
1,076,328
0.8
1,805
Littelfuse, Inc.
743,985
0.5
2,450
(1)
MACOM Technology
Solutions Holdings,
Inc.
646,383
0.5
3,655
MKS Instruments, Inc.
936,557
0.7
18,788
(1)
Nutanix, Inc. - Class A
1,288,293
0.9
3,219
(1)
Onto Innovation, Inc.
860,149
0.6
5,887
(1)
Rambus, Inc.
510,344
0.4
11,438
(1)
Rubrik, Inc. - Class A
1,064,191
0.8
5,812
(1)
Semtech Corp.
772,764
0.6
1,044
(1)
SiTime Corp.
590,298
0.4
10,212  Skyworks Solutions,
Inc.
684,306
0.5
4,101
TD SYNNEX Corp.
1,036,938
0.7
6,517
(1)
TTM Technologies, Inc.
775,002
0.6
6,068
(1)
Viasat, Inc.
408,194
0.3
25,082
(1)
Viavi Solutions, Inc.
910,226
0.6
20,904,410
14.9
Materials : 5.5%
4,816
Albemarle Corp.
650,016
0.5
9,105
AptarGroup, Inc.
1,198,400
0.8
52,800
(1)
Cleveland-Cliffs, Inc.
609,840
0.4
62,496
Coeur Mining, Inc.
1,298,667
0.9
12,801
Crown Holdings, Inc.
1,489,908
1.1
53,744
Hecla Mining Co.
1,067,893
0.8
12,968
RPM International, Inc.
1,349,969
1.0
7,664,693
5.5
Real Estate : 6.7%
41,196  Brixmor Property
Group, Inc.
1,190,152
0.8
36,036
CareTrust REIT, Inc.
1,403,602
1.0
19,063
EPR Properties
1,119,189
0.8
17,591  First Industrial Realty
Trust, Inc.
1,088,531
0.8
61,464  Host Hotels & Resorts,
Inc.
1,347,906
0.9
26,688  Omega Healthcare
Investors, Inc.
1,220,175
0.9
30,361  Tanger Factory Outlet
Centers, Inc.
1,144,913
0.8
26,656
(1)
Zillow Group, Inc.
- Class C
931,894
0.7
9,446,362
6.7
Utilities : 4.3%
7,105
Black Hills Corp.
509,286
0.4
52,029
(1)
Hawaiian Electric
Industries, Inc.
583,765
0.4
43,366  MDU Resources
Group, Inc.
863,851
0.6
9,917
National Fuel Gas Co.
823,706
0.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
40,024
NiSource, Inc.
$ 1,637,782
1.2
9,309
ONE Gas, Inc.
737,925
0.5
2,879
(1)
Talen Energy Corp.
851,493
0.6
6,007,808
4.3
Total Common Stock
(Cost $121,433,615)
138,909,161
98.7
EXCHANGE-TRADED FUNDS : 1.2%
19,624
(2)
iShares Russell 2500
ETF
1,770,870
1.2
Total Exchange-Traded
Funds
(Cost $1,803,941)
1,770,870
1.2
Total Long-Term
Investments
(Cost $123,237,556)
140,680,031
99.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.0%
Repurchase Agreements : 4.8%
410,738
(3)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
08/31/2026, 3.600%,
due 09/01/2026
(Repurchase
Amount $410,779,
collateralized
by various U.S.
Government
Securities, 3.500%-
4.500%, Market
Value plus accrued
interest $418,953, due
08/31/28-11/15/54)
410,738
0.3
1,534,060
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
08/31/2026, 3.670%,
due 09/01/2026
(Repurchase
Amount $1,534,214,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.220%-
7.000%, Market Value
plus accrued interest
$1,564,741, due
06/01/28-07/01/56)
1,534,060
1.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
232,820
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
08/31/2026, 3.670%,
due 09/01/2026
(Repurchase
Amount $232,843,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.500%-
6.322%, Market
Value plus accrued
interest $237,476, due
05/15/27-08/01/55)
$ 232,820
0.1
1,534,060
(3)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
08/31/2026, 3.670%,
due 09/01/2026
(Repurchase
Amount $1,534,214,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,564,741, due
10/21/26-04/15/68)
1,534,060
1.1
1,534,060
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
08/31/2026, 3.670%,
due 09/01/2026
(Repurchase
Amount $1,534,214,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,564,741, due
09/10/26-11/20/65)
1,534,060
1.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,583,019
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
08/31/2026, 3.770%,
due 09/01/2026
(Repurchase
Amount $1,583,183,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,612,717, due
01/15/28-02/15/56)
$ 1,583,019
1.1
Total Repurchase
Agreements
(Cost $6,828,757)
6,828,757
4.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
215,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.580%
(Cost $215,000) $ 215,000 0.2
Total Short-Term
Investments
(Cost $7,043,757)
$ 7,043,757
5.0
Total Investments in
Securities
(Cost $130,281,313) $ 147,723,788 104.9
Liabilities in Excess
of Other Assets (6,947,070) (4.9)
Net Assets $ 140,776,718 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2026.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 138,909,161 $ — $ — $ 138,909,161
Exchange-Traded Funds 1,770,870 — — 1,770,870
Short-Term Investments 215,000 6,828,757 — 7,043,757
Total Investments, at fair value $ 140,895,031 $ 6,828,757 $ — $ 147,723,788
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 24,419,965
Gross Unrealized Depreciation (6,977,490)
Net Unrealized Appreciation $ 17,442,475